Financial Assets at Fair Value Through Profit or Loss - Summary of Financial Assets at Fair Value Through Profit or Loss (Detail) - Held-for-trading financial assets [Member] - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets at fair value through profit or loss [line items]
Cost		R$ 365,586	R$ 385,999
Accumulated gain / (loss) reflected in income	[1]	(3,663)	(668)
Fair value		361,923	385,331
Investment funds [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost		20,130	15,407
Accumulated gain / (loss) reflected in income	[1]	9	(1,203)
Fair value		20,139	14,204
Brazilian government securities [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost	[2]	223,529	284,280
Accumulated gain / (loss) reflected in income	[2]	(1,774)	1,605
Fair value	[2]	221,755	285,885
Government securities - abroad [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost	[2]	5,581	8,199
Accumulated gain / (loss) reflected in income	[2]	(20)	11
Fair value	[2]	5,561	8,210
Corporate securities [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost	[2]	116,346	78,113
Accumulated gain / (loss) reflected in income	[2]	(1,878)	(1,081)
Fair value	[2]	114,468	77,032
Argentina [Member] | Government securities - abroad [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost		901	1,480
Accumulated gain / (loss) reflected in income	[1]	29	18
Fair value		930	1,498
Chile [member] | Government securities - abroad [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost		839	839
Accumulated gain / (loss) reflected in income	[1]	(2)	1
Fair value		837	840
Colombia [member] | Government securities - abroad [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost		1,071	3,599
Accumulated gain / (loss) reflected in income	[1]	(12)	4
Fair value		1,059	3,603
United States [member] | Government securities - abroad [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost		2,706	2,096
Accumulated gain / (loss) reflected in income	[1]	(35)	(11)
Fair value		2,671	2,085
Mexico [Member] | Government securities - abroad [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost		19	5
Fair value		19	5
Paraguay [member] | Government securities - abroad [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost		10	3
Fair value		10	3
Peru [Member] | Government securities - abroad [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost		8	4
Accumulated gain / (loss) reflected in income	[1]		1
Fair value		8	5
Uruguay [member] | Government securities - abroad [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost		27	40
Accumulated gain / (loss) reflected in income	[1]		1
Fair value		27	41
ITALY | Government securities - abroad [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost		0	133
Accumulated gain / (loss) reflected in income	[1]		(3)
Fair value			130
Other [Member] | Government securities - abroad [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost			654
Fair value			640
Negotiable shares [member] | Corporate securities [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost		20,293	20,063
Accumulated gain / (loss) reflected in income	[1]	(936)	(1,016)
Fair value		19,357	19,047
Rural product note [Member] | Corporate securities [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost		6,752	2,371
Accumulated gain / (loss) reflected in income	[1]	100	(22)
Fair value		6,852	2,349
Bank deposit certificates [member] | Corporate securities [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost		150	729
Fair value		150	729
Real estate receivables certificates [member] | Corporate securities [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost		1,075	561
Accumulated gain / (loss) reflected in income	[1]	(63)	(13)
Fair value		1,012	548
Debentures [member] | Corporate securities [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost		66,730	30,022
Accumulated gain / (loss) reflected in income	[1]	(942)	(85)
Fair value		65,788	29,937
Eurobonds and others [member] | Corporate securities [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost		5,293	2,341
Accumulated gain / (loss) reflected in income	[1]	(40)	42
Fair value		5,253	2,383
Financial bills [Member] | Corporate securities [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost		10,128	15,784
Accumulated gain / (loss) reflected in income	[1]	(17)	(1)
Fair value		10,111	15,783
Promissory and Commercial notes [Member] | Corporate securities [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost		4,655	5,588
Accumulated gain / (loss) reflected in income	[1]	29	28
Fair value		4,684	5,616
Other [member] | Corporate securities [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost		1,270
Accumulated gain / (loss) reflected in income	[1]	(9)	R$ (14)
Fair value		R$ 1,261

[1]	In the period, the result of Adjustment to Fair Value of Financial Assets (particularly private securities) had their amounts affected by oscillations of rates and other market variables arising from the impact of the COVID-19 pandemic on the macroeconomic scenario in the period (Note 33a).
[2]	Financial assets at fair value through profit or loss – Securities pledged as Guarantee of Funding of Financial Institutions and Customers were: a) R$ 50,116 (R$ 12,181 at 12/31/2020), b) R$ 171 (R$ 765 at 12/31/2020) and c) R$ 15,984 (R$ 8,556 at 12/31/2020), totaling R$ 66,271 (R$ 21,502 at 12/31/2020).